Subsequent Events - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	2 Months Ended
	Jul. 02, 2012	Jun. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2011 7.5% Convertible Debentures CAD	Sep. 30, 2012 Subsequent Event USD ($)	Aug. 31, 2012 Subsequent Event 7.5% Convertible Debentures USD ($)	Sep. 30, 2012 Subsequent Event Minimum	Sep. 30, 2012 Subsequent Event Maximum
Subsequent Events [Line Items]
Shares granted as EIP	127,541
Shares put back to the company pursuant to liquidity	2,500
Operating lease for replacement of school vehicle				$ 29.7
Operating lease term				6 years
Operating lease fixed interest rate						2.80%	4.60%
Annual lease payments				4.3
Convertible debenture converted		3.4	25.7		$ 1.9
Shares issued upon conversion of convertible debenture		656,297	4,985,420		368,931